Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2019
Accounts receivable, net
Schedule of accounts receivable, net

	As of
	December 31,
	2018	2019
	RMB	RMB
Accounts receivable	444,270	369,310
Less: allowance for doubtful accounts	(71)	(23,785)
Accounts receivable, net	444,199	345,525

Schedule of movements in allowance for doubtful accounts

	For the Year
	Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of the year	(785)	—	(71)
Additions	—	(1,709)	(29,383)
Write offs	785	1,638	5,669
Balance at end of the year	—	(71)	(23,785)